BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.1%
	AUTO LOAN — 15.8%
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D		7.8400	08/15/29	$ 6,139,337
2,500,000	Bridgecrest Lending Auto Securitization Trust Series 1 D		4.9900	11/17/31	2,474,156
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D		6.2700	11/15/29	4,795,271
1,610,000	Carmax Select Receivables Trust 2025-B Series B E(a)		6.8900	09/15/32	1,612,568
2,000,000	CarMax Select Receivables Trust 2026-A Series A E(a)		6.5600	02/15/33	1,957,496
630,336	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	626,029
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)		4.0200	01/17/28	10,560,173
740,620	Exeter Automobile Receivables Trust 2022-1 Series 1A D		3.0200	06/15/28	738,481
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)		5.0200	10/15/29	3,957,863
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)		6.3400	10/15/29	5,864,679
2,203,257	Exeter Automobile Receivables Trust 2022-4 Series 4A D		5.9800	12/15/28	2,215,512
6,000,000	Exeter Automobile Receivables Trust 2025-4 Series 4A E(a)		6.9900	04/15/33	5,923,885
3,000,000	First Investors Auto Owner Trust Series 1A C(a)		5.3800	07/15/32	2,999,404
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,227,517
4,280,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)		5.4100	06/15/29	4,262,009
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,044,454
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)		7.7400	01/15/31	8,718,510
4,000,000	First Investors Auto Owner Trust 2025-1 Series 1A D(a)		5.2200	12/15/33	4,013,974
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	4,827,225
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	4,074,078
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,725,024
2,250,000	Westlake Automobile Receivables Trust 2024-3 Series 3A D(a)		5.2100	04/15/30	2,263,405
3,000,000	Westlake Automobile Receivables Trust 2025-3 Series 3A C(a)		4.6800	07/15/31	3,000,415
					89,021,465
	CLO — 30.1%
5,110,000	AGL CLO 22 Ltd. Series 22A CR(a),(b)	TSFR3M + 1.850%	5.5180	01/20/37	5,107,220
4,850,000	AGL CLO 25 Ltd. Series 25A ER(a),(b)	TSFR3M + 5.700%	9.3700	07/21/38	4,551,623
4,500,000	Apex Credit CLO 2020 LTD Series 1A DR3(a),(b)	TSFR3M + 4.000%	7.6630	04/20/35	4,424,760
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	6.4180	01/20/33	1,364,941
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	9.6790	04/20/34	3,324,080
2,250,000	Battalion CLO XI Ltd. Series 11A CR2(a),(b)	TSFR3M + 1.950%	5.6180	04/24/34	2,249,919
2,035,000	Battalion Clo XIX Ltd. Series 19A C(a),(b)	TSFR3M + 2.262%	5.9340	04/15/34	2,035,081
3,100,000	Birch Grove CLO 12 Ltd. Series 12A C(a),(b)	TSFR3M + 1.800%	5.4690	04/22/38	3,101,882
2,400,000	Birch Grove CLO 3 Ltd. Series 3A A1R(a),(b)	TSFR3M + 1.260%	4.9280	01/19/38	2,394,348

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.1% (Continued)
	CLO — 30.1% (Continued)
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	6.9340	07/15/30	$ 1,001,081
1,200,000	Canyon Capital CLO 2021-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 2.900%	6.5720	04/15/34	1,148,899
4,600,000	Carlyle Global Market Strategies CLO 2015-5 Ltd. Series 5A CR4(a),(b)	TSFR3M + 2.450%	6.1180	01/20/32	4,602,783
2,250,000	CARLYLE US CLO 2019-1 LTD Series 1A DR2(a),(b)	TSFR3M + 6.250%	9.9180	04/20/31	2,157,325
650,000	Cedar Funding VI CLO Ltd. Series 6A DR3(a),(b)	TSFR3M + 3.100%	6.7680	04/20/34	635,556
3,500,000	Cifc Funding 2014-IV-R Ltd. Series 4RA BRR(a),(b)	TSFR3M + 1.800%	5.4680	01/17/35	3,494,929
4,885,000	Cifc Funding 2014-IV-R Ltd. Series 4RA CRR(a),(b)	TSFR3M + 2.600%	6.2680	01/17/35	4,788,082
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	5.4800	10/24/30	2,200,495
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	7.0800	10/24/30	3,012,633
637,899	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	5.6140	11/15/28	637,920
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	6.5140	11/15/28	3,500,350
2,460,000	Elmwood CLO VI Ltd. Series 3A ARR(a),(b)	TSFR3M + 1.380%	5.0480	07/18/37	2,461,181
2,500,000	Elmwood CLO VII Ltd. Series 4A CRR(a),(b)	TSFR3M + 2.000%	5.6680	10/17/37	2,504,523
1,500,000	Goldentree Loan Management US Clo 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	8.5680	10/20/34	1,466,174
3,750,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	10.6390	04/20/34	3,456,690
1,875,000	Halseypoint Clo 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	7.4280	01/30/35	1,831,868
5,750,000	ICG US CLO 2015-2R Ltd. Series 2RA A2R(a),(b)	TSFR3M + 1.500%	5.1710	01/16/33	5,749,867
1,250,000	ICG US CLO 2015-2R Ltd. Series 2RA BR(a),(b)	TSFR3M + 1.750%	5.4210	01/16/33	1,249,394
4,750,000	ICG US CLO 2015-2R Ltd. Series 2RA CR(a),(b)	TSFR3M + 2.700%	6.3710	01/16/33	4,749,834
2,650,000	LCM 33 Ltd. Series 33A BR(a),(b)	TSFR3M + 1.800%	5.4680	07/20/34	2,647,914
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	6.7290	04/20/31	1,800,272
3,150,000	Madison Park Funding XIV Ltd. Series 14A D1R4(a),(b)	TSFR3M + 2.900%	6.5690	10/22/30	3,153,597
982,691	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	5.2180	10/20/29	982,757
6,000,000	Magnetite Xli Ltd. Series 41A C(a),(b)	TSFR3M + 1.780%	5.4480	01/25/38	5,984,910
3,000,000	Magnetite XXVIII Ltd. Series 28A A1RR(a),(b)	TSFR3M + 1.240%	4.9120	01/15/38	2,994,417
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	5.8190	07/22/38	7,604,308
5,000,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A CR(a),(b)	TSFR3M + 1.850%	5.5210	07/16/36	5,004,600
1,600,000	Neuberger Berman Loan Advisers Clo 42 Ltd. Series 42A DR(a),(b)	TSFR3M + 2.500%	6.1710	07/16/36	1,577,859
3,200,000	Neuberger Berman Loan Advisers CLO 45 Ltd. Series 45A CR(a),(b)	TSFR3M + 1.950%	5.6170	10/14/36	3,204,250
840,000	Oaktree CLO 2019-2 Ltd. Series 2A BRR(a),(b)	TSFR3M + 2.200%	5.8720	10/15/37	841,552
3,250,000	Octagon Investment Partners 41 Ltd. Series 2A CR2(a),(b)	TSFR3M + 2.000%	5.6720	10/15/33	3,254,394
1,750,000	Octagon Investment Partners 51 Ltd. Series 1A CR(a),(b)	TSFR3M + 1.800%	5.4680	07/20/34	1,752,270
6,250,000	Octagon Investment Partners XXI Ltd. Series 1A BR4(a),(b)	TSFR3M + 1.350%	5.0030	02/14/31	6,247,093
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.850%	6.5200	07/21/37	5,491,263

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.1% (Continued)
	CLO — 30.1% (Continued)
2,700,000	PPM CLO 5 Ltd. Series 5A CR(a),(b)	TSFR3M + 2.000%	5.6680	10/18/34	$ 2,699,911
2,500,000	Sagard-Halseypoint Clo 9 Ltd. Series 9A D2(a),(b)	TSFR3M + 4.500%	8.1680	04/20/38	2,424,125
6,750,000	Sandstone Peak Ltd. Series 1A DR2(a),(b)	TSFR3M + 3.740%	7.4100	04/15/38	6,750,000
2,500,000	Sandstone Peak Ltd. Series 1A ER2(a),(b)	TSFR3M + 7.310%	10.9800	04/15/38	2,500,000
1,000,000	Sculptor CLO XXVIII Ltd. Series 28A AR(a),(b)	TSFR3M + 1.060%	4.7280	01/20/35	998,839
1,047,390	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	5.1390	07/20/32	1,047,778
4,989,131	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	9.8930	01/23/29	4,936,226
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	6.1790	04/18/31	2,299,998
3,325,000	TCW CLO 2020-1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 3.400%	7.0680	04/20/34	3,191,804
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	5.6810	10/22/31	640,323
2,765,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	7.4040	04/15/34	2,576,762
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	7.8540	07/15/32	1,291,547
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	5.8340	10/15/30	5,221,869
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	7.0790	07/20/34	1,197,344
					169,521,420
	OTHER ABS — 0.2%
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	4.4720	04/17/28	1,000,178

	RESIDENTIAL MORTGAGE — 0.0%(c)
75,877	Towd Point Mortgage Trust 2017-6 A1(a),(b)		2.7500	10/25/57	74,998

	TOTAL ASSET BACKED SECURITIES (Cost $259,990,551)				259,618,061

	CORPORATE BONDS — 38.1%
	AUTOMOTIVE — 2.0%
3,000,000	Ford Motor Credit Company, LLC		5.7530	04/06/33	2,945,980
3,000,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	2,973,569
5,000,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	5,132,570
					11,052,119
	BANKING — 2.4%
3,995,000	Bank of America Corporation Series FF(b)	TSFR3M + 3.193%	5.8750	Perpetual	4,000,745
5,000,000	Huntington Bancshares, Inc.(b)	H15T5Y + 2.653%	6.2500	Perpetual	4,918,319

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.1% (Continued)
	BANKING — 2.4% (Continued)
4,000,000	JPMorgan Chase & Company(b)	H15T5Y + 2.152%	6.5000	Perpetual	$ 4,106,678
					13,025,742
	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	341,453

	CABLE & SATELLITE — 0.2%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	992,475

	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	743,505
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,570,449
					3,313,954
	COMMERCIAL SUPPORT SERVICES — 0.5%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,918,071

	CONSTRUCTION MATERIALS — 1.0%
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,017,798
4,000,000	Advanced Drainage Systems, Inc.(a)		5.3750	03/01/34	3,901,985
					5,919,783
	CONSUMER SERVICES — 1.7%
3,000,000	Graham Holdings Company(a)		5.6250	12/01/33	2,937,546
3,885,000	Service Corp International		5.1250	06/01/29	3,862,724
3,000,000	Service Corp International		5.7500	10/15/32	2,995,791
					9,796,061
	CONTAINERS & PACKAGING — 1.0%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,367,590
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,190,105
					5,557,695
	ELECTRIC UTILITIES — 0.5%
2,940,000	National Rural Utilities Cooperative Finance(b)	H15T5Y + 3.533%	7.1250	09/15/53	3,056,109

	ELECTRICAL EQUIPMENT — 0.7%
4,069,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	3,913,032

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.1% (Continued)
	ENGINEERING & CONSTRUCTION — 2.9%
6,100,000	Installed Building Products, Inc.(a)		5.6250	02/01/34	$ 5,966,001
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,428,186
3,510,000	TopBuild Corporation(a)		5.6250	01/31/34	3,439,143
					15,833,330
	FINANCE COMPANIES — 0.4%
2,000,000	Enerflex, Inc.(a)		6.8750	01/15/31	2,042,032

	FOOD — 0.7%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	4,020,159

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
4,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	4,291,799

	HOME CONSTRUCTION — 0.9%
5,000,000	Meritage Homes Corporation		5.6500	03/15/35	4,998,855

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
3,750,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 3.156%	7.5000	Perpetual	3,913,508
8,045,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	8,169,807
					12,083,315
	LEISURE FACILITIES & SERVICES — 0.6%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,455,426

	MACHINERY — 1.0%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,857,190
2,000,000	Terex Corporation(a)		6.2500	10/15/32	2,009,070
					5,866,260
	METALS & MINING — 1.0%
2,000,000	Alliance Resource Operating Partners, L.P.(a)		8.6250	06/15/29	2,079,258
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,603,474
					5,682,732

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.1% (Continued)
	OIL & GAS PRODUCERS — 9.2%
5,000,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	10/15/33	$ 4,945,115
2,000,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	07/01/34	1,973,430
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,222,068
3,000,000	EQT Corporation		5.7500	02/01/34	3,092,839
1,500,000	Global Partners LP / GLP Finance Corp(a)		7.1250	07/01/33	1,512,882
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,527,045
3,000,000	Matador Resources Company(a)		6.0000	04/15/34	2,988,241
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,481,366
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,243,458
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	740,211
5,000,000	Permian Resources Operating, LLC(a)		6.2500	02/01/33	5,096,990
6,200,000	Plains All American Pipeline, L.P. Series B(b)	TSFR3M + 4.372%	8.0240	Perpetual	6,189,385
2,000,000	SM Energy Company(a)		6.7500	08/01/29	2,031,605
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,286,700
3,000,000	Sunoco, L.P.(a)		6.2500	07/01/33	3,015,636
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,908,809
					52,255,780
	PUBLISHING & BROADCASTING — 0.2%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,500,650

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,992,628

	RETAIL - DISCRETIONARY — 1.3%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,375,286
1,945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	1,868,339
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	988,101
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	3,001,938
					7,233,664
	SEMICONDUCTORS — 0.7%
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	2,001,933
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,084,696
					4,086,629

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.1% (Continued)
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	$ 500,777

	SPECIALTY FINANCE — 2.3%
8,100,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	7,990,378
5,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	4,908,026
					12,898,404
	STEEL — 0.8%
4,500,000	Carpenter Technology Corporation(a)		5.6250	03/01/34	4,439,362

	TRANSPORTATION & LOGISTICS — 0.5%
3,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	3,038,301

	TRANSPORTATION EQUIPMENT — 0.7%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,988,752
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,014,968
100,000	Allison Transmission, Inc.(a)		5.8750	12/01/33	99,425
					4,103,145
	WHOLESALE - CONSUMER STAPLES — 0.8%
4,500,000	Performance Food Group, Inc.(a)		5.6250	03/01/34	4,345,061

	TOTAL CORPORATE BONDS (Cost $215,368,540)				214,554,803

	TERM LOANS — 5.6%
	CHEMICALS — 0.8%
4,395,776	HB Fuller Company(b)	TSFR1M + 1.750%	6.0690	02/15/30	4,415,030

	CONSTRUCTION MATERIALS — 1.0%
3,831,050	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5420	04/14/31	3,829,441
1,980,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5770	01/31/32	1,978,763
					5,808,204
	LEISURE FACILITIES & SERVICES — 0.4%
1,964,540	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.000%	8.1900	08/02/28	1,965,591

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.6% (Continued)
	LEISURE PRODUCTS — 0.9%
4,818,893	Hayward Industries, Inc.(b)	TSFR1M + 2.500%	8.1900	05/28/28	$ 4,836,217

	PUBLISHING & BROADCASTING — 0.8%
1,492,500	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.8210	06/28/32	1,479,038
1,000,000	Nexstar Media, Inc.(b)	TSFR1M + 2.750%	6.4190	03/23/33	995,000
2,000,000	Nexstar Media, Inc.(b)	TSFR1M + 2.750%	6.4190	03/23/33	1,980,000
					4,454,038
	RETAIL - DISCRETIONARY — 0.7%
3,940,000	Johnstone Supply, LLC(b)	TSFR1M + 2.250%	5.9230	06/09/31	3,922,369

	TECHNOLOGY HARDWARE — 0.3%
1,955,256	Ciena Corporation(b)	TSFR1M + 1.750%	6.0780	10/24/30	1,961,777

	TRANSPORTATION & LOGISTICS — 0.7%
3,940,000	Genesee & Wyoming, Inc.(b)	TSFR3M + 1.750%	6.5220	04/10/31	3,925,639

	TOTAL TERM LOANS (Cost $31,273,253)				31,288,865

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 9.0%
22,975,000	United States Treasury Note		4.2500	08/15/35	22,910,383
28,625,000	United States Treasury Note		3.5000	02/15/33	27,559,390

	TOTAL U.S. TREASURY BONDS & NOTES (Cost $50,579,228)				50,469,773

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS - 0.7%
3,953,126	First American Government Obligations Fund, Class X, 3.57% (Cost $3,953,126)(d)	$ 3,953,126

	TOTAL INVESTMENTS - 99.5% (Cost $561,164,698)	$ 559,884,628
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	2,580,100
	NET ASSETS - 100.0%	$ 562,464,728

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month
TSFR3M	TSFR3M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $372,637,353 or 66.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.